Subsequent Events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company evaluated subsequent events through the date of issuance of the unaudited condensed consolidated financial statements, and determined that, there are no additional material subsequent events to disclose in these unaudited condensed consolidated financial statements.